Loans and Allowance for Loan Losses (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
At June 30, 2018 and December 31, 2017, loans are summarized as follows (in thousands):

	June 30, 2018			December 31, 2017
	PCI Loans[1]	All Other Loans	Total	PCI Loans[1]	All Other Loans	Total
Commercial real estate	$18,474	$727,390	$745,864	$17,903	$625,085	$642,988
Consumer real estate	6,987	348,889	355,876	7,450	286,007	293,457
Construction and land development	5,690	173,741	179,431	5,120	130,289	135,409
Commercial and industrial	821	278,950	279,771	858	237,229	238,087
Consumer and other	686	13,807	14,493	1,463	11,854	13,317
Total loans	32,658	1,542,777	1,575,435	32,794	1,290,464	1,323,258
Less: Allowance for loan losses	(19)	(7,055)	(7,074)	(16)	(5,844)	(5,860)
Loans, net	$32,639	$1,535,722	$1,568,361	$32,778	$1,284,620	$1,317,398
[1] Purchased Credit Impaired loans (“PCI loans”) are loans with evidence of credit deterioration at purchase.

At December 31, 2017 and 2016, loans consisted of the following (in thousands):

	December 31, 2017			December 31, 2016
	PCI Loans	All Other Loans	Total	PCI Loans	All Other Loans	Total
Commercial real estate	$17,903	$625,085	$642,988	$14,943	$400,265	$415,208
Consumer real estate	7,450	286,007	293,457	9,004	178,798	187,802
Construction and land development	5,120	130,289	135,409	1,678	116,191	117,869
Commercial and industrial	858	237,229	238,087	1,568	83,454	85,022
Consumer and other	1,463	11,854	13,317	—	7,475	7,475
Total loans	32,794	1,290,464	1,323,258	27,193	786,183	813,376
Less: Allowance for loan losses	(16)	(5,844)	(5,860)	—	(5,105)	(5,105)

Loans, net	$32,778	$1,284,620	$1,317,398	$27,193	$781,078	$808,271

Schedule of Allowance for Loan Losses for Impaired and Performing Loans Receivable
The following tables show the allowance for loan losses allocation by loan classification for impaired, PCI, and performing loans as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$3,116	$1,491	$744	$1,145	$224	$6,720
PCI loans	19	—	—	—	—	19
Impaired loans	—	37	—	222	76	335
Total	$3,135	$1,528	$744	$1,367	$300	$7,074

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Performing loans	$2,444	$1,340	$521	$890	$204	$5,399
PCI loans	16	—	—	—	—	16
Impaired loans	5	256	—	172	12	445
Total	$2,465	$1,596	$521	$1,062	$216	$5,860

The following tables show the allowance for loan losses allocation by loan classification for impaired and performing loans as of December 31, 2017 and 2016 (amounts in thousands):

December 31, 2017
			Construction	Commercial	Consumer
	Commercial	Consumer	and Land	and	and
	Real Estate	Real Estate	Development	Industrial	Other	Total
Performing loans	$2,444	$1,340	$521	$890	$204	$5,399
PCI loans	16	—	—	—	—	16
Impaired loans	5	256	—	172	12	445
Total	$2,465	$1,596	$521	$1,062	$216	$5,860

December 31, 2016
			Construction	Commercial	Consumer
	Commercial	Consumer	and Land	and	and
	Real Estate	Real Estate	Development	Industrial	Other	Total
Performing loans	$2,369	$1,382	$717	$516	$117	$5,101
PCI Loans	—	—	—	—	—	—
Impaired loans	—	—	—	4	—	4
Total	$2,369	$1,382	$717	$520	$117	$5,105

Schedule of Financing Receivable Allowance For Credit Losses
The following tables detail the changes in the allowance for loan losses for the six month period ending June 30, 2018 and year ending December 31, 2017, by loan classification (in thousands):

	June 30, 2018
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$2,465	$1,596	$521	$1,062	$216	$5,860
Loans charged off	(38)	(25)	—	(78)	(101)	(242)
Recoveries of loans charged off	—	50	5	56	40	151
Provision (reallocation) charged to expense	708	(93)	218	327	145	1,305
Ending balance	$3,135	$1,528	$744	$1,367	$300	$7,074

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$2,369	$1,382	$717	$520	$117	$5,105
Loans charged off	—	(111)	—	(24)	(141)	(276)
Recoveries of charge-offs	8	99	13	67	61	248
Provision (reallocation) charged to expense	88	226	(209)	499	179	783
Ending balance	$2,465	$1,596	$521	$1,062	$216	$5,860

The following tables detail the changes in the allowance for loan losses for the year ending December 31, 2017 and December 31, 2016, by loan classification (amounts in thousands):

December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$2,369	$1,382	$717	$520	$117	$5,105
Loans charged off	—	(111)	—	(24)	(141)	(276)
Recoveries of loans charged off	8	99	13	67	61	248
Provision (reallocation) charged to operating expense	88	226	(209)	499	179	783
Ending balance	$2,465	$1,596	$521	$1,062	$216	$5,860

December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Beginning balance	$1,906	$1,015	$627	$777	$29	$4,354
Loans charged off	—	(102)	(14)	(35)	(155)	(306)
Recoveries of loans charged off	45	76	22	58	68	269
Provision (reallocation) charged to operating expense	418	393	82	(280)	175	788
Ending balance	$2,369	$1,382	$717	$520	$117	$5,105

Financing Receivable Credit Quality Indicators
The following tables outline the amount of each loan classification and the amount categorized into each risk rating as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018
Non PCI Loans	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$724,763	$343,407	$172,972	$277,384	$13,184	$1,531,710
Watch	1,604	3,168	62	1,035	123	5,992
Special mention	—	949	160	35	363	1,507
Substandard	1,023	1,365	547	483	111	3,529
Doubtful	—	—	—	13	26	39
Total	$727,390	$348,889	$173,741	$278,950	$13,807	$1,542,777

PCI Loans
Pass	$14,494	$4,558	$3,973	$210	$565	$23,800
Watch	1,513	898	653	2	18	3,084
Special mention	1,393	575	716	153	17	2,854
Substandard	1,074	956	348	456	86	2,920
Doubtful	—	—	—	—	—	—
Total	$18,474	$6,987	$5,690	$821	$686	$32,658
Total loans	$745,864	$355,876	$179,431	$279,771	$14,493	$1,575,435

	December 31, 2017
Non PCI Loans	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$616,028	$279,464	$129,359	$233,942	$11,624	$1,270,417
Watch	7,673	2,543	383	3,007	62	13,668
Special mention	1,006	2,627	—	64	155	3,852
Substandard	378	1,159	547	157	—	2,241
Doubtful	—	214	—	59	13	286
Total	$625,085	$286,007	$130,289	$237,229	$11,854	$1,290,464

PCI Loans
Pass	$14,386	$4,151	$4,134	$68	$819	$23,558
Watch	261	1,345	649	120	262	2,637
Special mention	—	456	—	58	24	538
Substandard	3,084	1,192	337	588	107	5,308
Doubtful	172	306	—	24	251	753
Total	$17,903	$7,450	$5,120	$858	$1,463	$32,794
Total loans	$642,988	$293,457	$135,409	$238,087	$13,317	$1,323,258

The following tables outline the amount of each loan classification and the amount categorized into each risk rating as of December 31, 2017 and 2016 (amounts in thousands):

Non PCI Loans

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$616,028	$279,464	$129,359	$233,942	$11,624	$1,270,417
Watch	7,673	2,543	383	3,007	62	13,668
Special mention	1,006	2,627	—	64	155	3,852
Substandard	378	1,159	547	157	—	2,241
Doubtful	—	214	—	59	13	286
Total	$625,085	$286,007	$130,289	$237,229	$11,854	$1,290,464

PCI Loans

	December 31, 2017
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$14,386	$4,151	$4,134	$68	$819	$23,558
Watch	261	1,345	649	120	262	2,637
Special mention	—	456	—	58	24	538
Substandard	3,084	1,192	337	588	107	5,308
Doubtful	172	306	—	24	251	753
Total	$17,903	$7,450	$5,120	$858	$1,463	$32,794
Total loans	$642,988	$293,457	$135,409	$238,087	$13,317	$1,323,258

Non PCI Loans

	December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$399,505	$177,466	$115,237	$82,992	$7,238	$782,438
Watch	640	550	89	252	—	1,531
Special mention	—	104	—	—	237	341
Substandard	120	678	865	210	—	1,873
Doubtful	—	—	—	—	—	—
Total	$400,265	$178,798	$116,191	$83,454	$7,475	$786,183

PCI Loans

	December 31, 2016
	Commercial Real Estate	Consumer Real Estate	Construction and Land Development	Commercial and Industrial	Consumer and Other	Total
Pass	$11,836	$6,811	$1,019	$1,507	$—	$21,173
Watch	1,045	1,577	645	22	—	3,289
Special mention	—	—	—	12	—	12
Substandard	2,062	616	14	—	—	2,692
Doubtful	—	—	—	27	—	27
Total	$14,943	$9,004	$1,678	$1,568	$—	$27,193
Total loans	$415,208	$187,802	$117,869	$85,022	$7,475	$813,376

Past Due Financing Receivables
The following tables present the aging of the recorded investment in loans as of June 30, 2018 and December 31, 2017 (in thousands):

	June 30, 2018
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due and NonAccrual	PCI Loans	Current Loans	Total Loans
Commercial real estate	$2,628	$82	$6	$2,716	$18,474	$724,674	$745,864
Consumer real estate	701	76	463	1,240	6,987	347,649	355,876
Construction and land development	403	338	547	1,288	5,690	172,453	179,431
Commercial and industrial	647	113	430	1,190	821	277,760	279,771
Consumer and other	189	58	92	339	686	13,468	14,493
Total	$4,568	$667	$1,538	$6,773	$32,658	$1,536,004	$1,575,435

	December 31, 2017
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due and NonAccrual	PCI Loans	Current Loans	Total Loans
Commercial real estate	$517	$728	$128	$1,373	$17,903	$623,712	$642,988
Consumer real estate	963	33	991	1,987	7,450	284,020	293,457
Construction and land development	65	326	547	938	5,120	129,351	135,409
Commercial and industrial	286	131	85	502	858	236,727	238,087
Consumer and other	165	291	13	469	1,463	11,385	13,317
Total	$1,996	$1,509	$1,764	$5,269	$32,794	$1,285,195	$1,323,258

The following tables present the aging of the recorded investment in loans and leases as of December 31, 2017 and 2016 (amounts in thousands):

	December 31, 2017
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due	PCI Loans	Current Loans	Total Loans
Commercial real estate	$517	$728	$128	$1,373	$17,903	$623,712	$642,988
Consumer real estate	963	33	991	1,987	7,450	284,020	293,457
Construction and land development	65	326	547	938	5,120	129,351	135,409
Commercial and industrial	286	131	85	502	858	236,727	238,087
Consumer and other	165	291	13	469	1,463	11,385	13,317
Total	$1,996	$1,509	$1,764	$5,269	$32,794	$1,285,195	$1,323,258

	December 31, 2016
	30-89 Days Past Due and Accruing	Past Due 90 Days or More and Accruing	Nonaccrual	Total Past Due	PCI Loans	Current Loans	Total Loans
Commercial real estate	$395	$—	$—	$395	$14,943	$399,870	$415,208
Consumer real estate	695	699	386	1,780	9,004	177,018	187,802
Construction and land development	690	—	865	1,555	1,678	114,636	117,869
Commercial and industrial	257	—	164	421	1,568	83,033	85,022
Consumer and other	17	—	—	17	—	7,458	7,475
Total	$2,054	$699	$1,415	$4,168	$27,193	$782,015	$813,376

Impaired Financing Receivables
The following is an analysis of the impaired loan portfolio, excluding PCI loans, detailing the related allowance recorded as of June 30, 2018 and December 31, 2017 (in thousands):

				For the six months ended
	At June 30, 2018			June 30, 2018
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Commercial real estate	$1,034	$1,043	$—	$670	$15
Consumer real estate	793	823	—	699	12
Construction and land development	547	547	—	547	—
Commercial and industrial	81	83	—	58	3
Consumer and other	16	16	—	5	—
	2,471	2,512	—	1,979	30
Impaired loans with a valuation allowance:
Commercial real estate	—	—	—	8	—
Consumer real estate	203	216	37	642	11
Construction and land development	—	—	—	—	—
Commercial and industrial	438	440	222	257	5
Consumer and other	93	95	76	72	2
	734	751	335	979	18
PCI loans:
Commercial real estate	27	127	19	5	3
Total impaired loans	$3,232	$3,390	$354	$2,963	$51

				For the year ended
	At December 31, 2017			December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Commercial real estate	$424	$454	$—	$204	$44
Consumer real estate	415	420	—	401	16
Construction and land development	547	547	—	628	—
Commercial and industrial	41	41	—	44	3
Consumer and other	—	—	—	—	—
	1,427	1,462	—	1,277	63
Impaired loans with a valuation allowance:
Commercial real estate	23	23	5	5	1
Consumer real estate	1,007	1,033	256	601	38
Construction and land development	—	—	—	—	—
Commercial and industrial	172	172	172	117	10
Consumer and other	12	13	12	2	1
	1,214	1,241	445	725	50
PCI loans:
Commercial real estate	16	123	16	3	16
Total impaired loans	$2,657	$2,826	$461	$2,005	$129

The following is an analysis of the impaired loan portfolio detailing the related allowance recorded as of and for the years ended December 31, 2017 and 2016 (amounts in thousands):

				For the year ended
	At December 31, 2017			December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Non PCI Loans:
Commercial real estate	$424	$454	$—	$204	$44
Consumer real estate	415	420	—	401	16
Construction and land development	547	547	—	628	—
Commercial and industrial	41	41	—	44	3
Consumer and other	—	—	—	—	—
	1,427	1,462	—	1,277	63

PCI loans: None in 2017

Impaired loans with a valuation allowance:
Non PCI Loans:
Commercial real estate	23	23	5	5	1
Consumer real estate	1,007	1,033	256	601	38
Construction and land development	—	—	—	—	—
Commercial and industrial	172	172	172	117	10
Consumer and other	12	13	12	2	1
	1,214	1,241	445	725	50
PCI loans:
Commercial real estate	16	123	16	3	16

Total impaired loans	$2,657	$2,826	$461	$2,005	$129

				For the year ended
	At December 31, 2016			December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans without a valuation allowance:
Non PCI Loans:
Commercial real estate	$119	$119	$—	$1,311	$73
Consumer real estate	821	849	—	2,334	100
Construction and land development	865	865	—	967	3
Commercial and industrial	46	46	—	47	4
Consumer and other	—	—	—	—	—
	1,851	1,879	—	4,659	180

PCI loans: None in 2016

Impaired loans with a valuation allowance:
Non PCI Loans:
Commercial real estate	—	—	—	—	—
Consumer real estate	—	—	—	—	—
Construction and land development	—	—	—	—	—
Commercial and industrial	164	243	4	306	70
Consumer and other	—	—	—	—	—
	164	243	4	306	70
PCI loans: None in 2016
Total impaired loans	$2,015	$2,122	$4	$4,965	$250

Troubled Debt Restructurings on Financing Receivables
The following table presents a summary of loans that were modified as troubled debt restructurings during the year ended December 31, 2016 (amounts in thousands):

December 31, 2016	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Construction and land development	1	$278	$278
Commercial and industrial	1	164	164

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period, Carrying Amount of Loans
The Company has acquired loans which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans as of is as follows (in thousands):

	June 30, 2018	December 31, 2017
Commercial real estate	$25,700	$23,366
Consumer real estate	9,620	10,764
Construction and land development	6,793	6,285
Commercial and industrial	2,973	1,452
Consumer and other	1,014	1,710
Total loans	46,100	43,577
Less remaining purchase discount	(13,442)	(10,783)
Total loans, net of purchase discount	32,658	32,794
Less: Allowance for loan losses	(19)	(16)
Carrying amount, net of allowance	$32,639	$32,778

The Company has acquired loans which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans at for the years ended December 31, 2017 and 2016 is as follows (in thousands):

	2017	2016
Commercial real estate	$23,366	$18,473
Consumer real estate	10,764	12,111
Construction and land development	6,285	2,553
Commercial and industrial	1,452	2,482
Consumer and other	1,710	—
Total loans	$43,577	$35,619
Less remaining purchase discount	(10,783)	(8,426)
Total, gross	32,794	27,193
Less: Allowance for loan losses	(16)	—
Carrying amount, net of allowance	$32,778	$27,193

Schedule of Certain Loans Acquired in Transfer Accounted for as Debt Securities, Accretable Yield Movement
Activity related to the accretable yield on loans acquired with deteriorated credit quality is as follows for the three and six months period ended June 30, 2018 and 2017 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Accretable yield, beginning of period	$7,780	$8,482	$9,287	$8,950
Additions	1,292	—	1,292	—
Accretion income	(1,928)	(973)	(3,029)	(1,670)
Reclassification to accretable	120	366	382	610
Other changes, net	(58)	600	(726)	585
Accretable yield	$7,206	$8,475	$7,206	$8,475

The following is a summary of the accretable discount on acquired loans for the years ended December 31, 2017 and 2016 (in thousands):

	2017	2016
Accretable yield, beginning of period	$8,950	$10,217
Additions	2,581	—
Accretion income	(4,217)	(2,588)
Reclassification from nonaccretable	926	1,585
Other changes, net	1,047	(264)
Accretable yield, end of period	$9,287	$8,950

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period
Purchased credit impaired loans acquired from Capstone during the year ended December 31, 2017 for which it was probable at acquisition that all contractually required payments would not be collected are as follows (in thousands):

2017
Contractual principal and interest at acquisition	$25,288
Nonaccretable difference	5,725
Expected cash flows at acquisition	19,563
Accretable yield	2,581
Basis in PCI loans at acquisition-estimated fair value	$16,982

Schedule of Loan to Directors, Officers and Affiliated Parties
A summary of activity in loans to related parties is as follows (in thousands):

	2017	2016
Balance, beginning of year	$12,999	$10,851
Disbursements	14,533	855
Removal of credit lines	—	(1,153)
Changes in ownership	—	4,830
Repayments	(9,202)	(2,384)
Balance, end of year	$18,330	$12,999